PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2024	2023
	(in thousands)
Land	$22,857	$23,368
Buildings	54,026	54,282
Machinery and equipment	60,498	58,986
Assets in progress	6,661	10,263
Others	5,036	5,336
Total	149,078	152,235
Less accumulated depreciation	(47,433)	(44,979)
Total	$101,645	$107,256

Depreciation expense was $4,338 and $4,494 for the years ended December 31, 2024, and 2023, respectively.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)